GENERAL (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF DECONSOLIDATION OF A SUBSIDIARY

The following table summarizes the assets and liabilities of Novomic as of the deconsolidation date:

U.S. Dollars in thousands
Cash and cash equivalents	14
Working capital (excluding cash and cash equivalents), net (deficit)	(217)
Long term assets	156
Long term liabilities	(5)
(52)
Amounts received	-
Gain from deconsolidation of a subsidiary	$52